Segment Information - Summary of Operating Revenues and Non Current Assets by Geographical Regions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [Line Items]
Operating revenues	₩ 26,724,473	₩ 26,595,245	₩ 26,234,206
Non-current assets	20,200,940	20,909,038
Domestic [member]
Disclosure of geographical areas [Line Items]
Operating revenues	26,547,275	26,425,735	26,074,349
Non-current assets	20,021,125	20,725,694
Overseas [member]
Disclosure of geographical areas [Line Items]
Operating revenues	177,198	169,510	₩ 159,857
Non-current assets	₩ 179,815	₩ 183,344